Shareholder Report, Line Graph (Details) - USD ($)					5 Months Ended	12 Months Ended			14 Months Ended	17 Months Ended	24 Months Ended		26 Months Ended	29 Months Ended	36 Months Ended		38 Months Ended	41 Months Ended	48 Months Ended		50 Months Ended	53 Months Ended	60 Months Ended		62 Months Ended	65 Months Ended	72 Months Ended		74 Months Ended	84 Months Ended		86 Months Ended	96 Months Ended		98 Months Ended	108 Months Ended		110 Months Ended	120 Months Ended
	Oct. 30, 2020	Apr. 07, 2017	Jan. 27, 2017	Mar. 31, 2016	Mar. 31, 2021	Mar. 31, 2026	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2022	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2023	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2024	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2025	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2026	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2026
EUPAC Fund™ - Class A
Account Value [Line Items]
Line Graph and Table Measure Name						EUPAC Fund — Class A (with sales charge)
Accumulated Value				$ 9,425				$ 10,624				$ 12,828				$ 12,191				$ 10,602				$ 16,986				$ 15,346			$ 14,789			$ 16,722			$ 16,713		$ 20,369
EUPAC Fund™ - Class C
Account Value [Line Items]
Line Graph and Table Measure Name						EUPAC Fund — Class C (with sales charge)
Accumulated Value				10,000				11,183				13,399				12,635				10,907				17,345				15,555			14,879			16,698			16,689		20,339
EUPAC Fund™ - Class T
Account Value [Line Items]
Line Graph and Table Measure Name						EUPAC Fund — Class T (with sales charge)
Accumulated Value		$ 9,750					$ 11,824				$ 11,261				$ 9,818				$ 15,769				$ 14,280				$ 13,798			$ 15,642			$ 15,677			$ 19,155
EUPAC Fund™ - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name						EUPAC Fund — Class F-1
Accumulated Value				10,000				11,269				13,601				12,919				11,234				17,997				16,251			15,663			17,704			17,692		21,557
EUPAC Fund™ - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name						EUPAC Fund — Class F-2
Accumulated Value				10,000				11,299				13,677				13,027				11,359				18,244				16,522			15,967			18,099			18,139		22,159
EUPAC Fund™ - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name						EUPAC Fund — Class F-3
Accumulated Value			$ 10,000						$ 12,590				$ 12,004				$ 10,479				$ 16,847				$ 15,273				$ 14,776			$ 16,769			$ 16,823			$ 20,573
EUPAC Fund™ - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name						EUPAC Fund — Class 529-A (with sales charge)
Accumulated Value				9,650				10,870				13,121				12,460				10,834				17,351				15,674			15,100			17,069			17,059		20,782
EUPAC Fund™ - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name						EUPAC Fund — Class 529-C (with sales charge)
Accumulated Value				10,000				11,175				13,384				12,618				10,887				17,310				15,637			15,064			17,028			17,018		20,733
EUPAC Fund™ - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name						EUPAC Fund — Class 529-E
Accumulated Value				10,000				11,239				13,532				12,823				11,125				17,778				16,019			15,400			17,368			17,319		21,050
EUPAC Fund™ - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name						EUPAC Fund — Class 529-T (with sales charge)
Accumulated Value		9,750					11,819				11,250				9,802				15,736				14,242				13,757			15,590			15,614			19,067
EUPAC Fund™ - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name						EUPAC Fund — Class 529-F-1
Accumulated Value				10,000				11,288				13,655				12,997				11,326				18,180				16,449			15,878			17,983			18,000		21,975
EUPAC Fund™ - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name						EUPAC Fund — Class 529-F-2
Accumulated Value	$ 10,000				$ 12,050					$ 10,910				$ 10,542				$ 11,951				$ 11,976				$ 14,630
EUPAC Fund™ - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name						EUPAC Fund — Class 529-F-3
Accumulated Value	10,000				12,054					10,922				10,556				11,973				12,004				14,676
EUPAC Fund™ - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name						EUPAC Fund — Class R-1
Accumulated Value				10,000				11,186				13,403				12,637				10,908				17,348				15,554			14,884			16,708			16,577		20,054
EUPAC Fund™ - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name						EUPAC Fund — Class R-2
Accumulated Value				10,000				11,188				13,407				12,642				10,916				17,359				15,565			14,899			16,726			16,598		20,080
EUPAC Fund™ - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name						EUPAC Fund — Class R-2E
Accumulated Value				10,000				11,225				13,492				12,756				11,047				17,619				15,842			15,203			17,117			17,034		20,669
EUPAC Fund™ - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name						EUPAC Fund — Class R-3
Accumulated Value				10,000				11,240				13,528				12,816				11,114				17,753				15,991			15,370			17,329			17,272		20,990
EUPAC Fund™ - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name						EUPAC Fund — Class R-4
Accumulated Value				10,000				11,270				13,609				12,930				11,246				18,021				16,278			15,694			17,747			17,742		21,626
EUPAC Fund™ - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name						EUPAC Fund — Class R-5E
Accumulated Value				10,000				11,289				13,661				13,008				11,340				18,205				16,478			15,915			18,035			18,064		22,062
EUPAC Fund™ - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name						EUPAC Fund — Class R-5
Accumulated Value				10,000				11,307				13,692				13,048				11,384				18,299				16,579			16,032			18,187			18,236		22,294
EUPAC Fund™ - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name						EUPAC Fund — Class R-6
Accumulated Value				10,000				11,310				13,705				13,066				11,407				18,340				16,625			16,083			18,252			18,314		22,398
MSCI ACWI (All Country World Index) ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI (All Country World Index) ex USA
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 12,376		$ 11,694	$ 11,313	$ 12,069	$ 12,192	$ 11,201	$ 13,183	$ 11,560	$ 11,574	$ 9,456	$ 12,628	$ 9,760	$ 13,109	$ 14,129	$ 10,661	$ 14,582	$ 13,906	$ 13,919	$ 15,929	$ 14,366	$ 17,371	$ 13,214	$ 15,693	$ 13,637	$ 14,965	$ 14,897	$ 15,445	$ 15,876	$ 16,872	$ 16,385	$ 19,832	$ 17,899	$ 20,467	$ 22,358